Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

18. Commitments and Contingencies

Legal and Regulatory Matters

The Company is routinely involved in claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing health care services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

On April 5, 2013, the U.S. Judicial Panel on Multidistrict Litigation ordered that the numerous lawsuits pending in various federal courts alleging wrongful death and personal injury claims against FMCH and certain of its affiliates relating to FMCH's acid concentrate products NaturaLyte® and GranuFlo® be transferred and consolidated for pretrial management purposes into a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts. See, In Re: Fresenius Granuflo/Naturalyte Dialysate Products Liability Litigation, Case No. 2013-md-02428. The Massachusetts state courts and the St. Louis City (Missouri) court subsequently established similar consolidated litigation for such cases filed in Massachusetts county courts and St. Louis City court. See, In Re: Consolidated Fresenius Cases, Case No. MICV 2013-03400-O (Massachusetts Superior Court, Middlesex County). These lawsuits alleged generally that inadequate labeling and warnings for these products caused harm to patients. In addition, similar cases were filed in other state courts. On February 17, 2016, the Company reached with a committee of plaintiffs’ counsel and reported to the courts an agreement in principle for settlement of potentially all cases. The agreement in principle called for the Company to pay $250,000 into a settlement fund in exchange for releases of all or substantially all of the plaintiffs' claims, subject to the Company's right to void the settlement under certain conditions, including if more than 3% of all plaintiffs rejected the settlement or the distribution of rejecters met certain criteria.

As subsequently agreed between the Company and the plaintiff committee, and ordered by the courts, plaintiffs may enforce the settlement and compel payment by the Company if the total of cases electing to participate in the settlement or dismissed by the courts with prejudice, voluntarily or involuntarily, comes to comprise 97% of all cases. The courts are entering “Lone Pine” orders requiring plaintiffs, on pain of dismissal, who have not elected to participate in the settlement to submit specific justification satisfactory to the courts for their complaints, including attorney verification of certain material factual representations and expert medical opinions relating to causation. The Company may elect to void the settlement as of May 10, 2017 if the 97% threshold has not been achieved or if plantiffs’ non-participation falls into suspect patterns. Incidental change to this date is likely. Trials in cases not participating in the settlement may resume as scheduled in the discretion of their respective courts. The Company expects that, in combination with elections to participate and notices of dismissal already submitted, the Lone Pine procedure will result in confirmation of the settlement.

The Company's affected insurers have agreed to fund $220,000 of the settlement fund if the settlement is not voided, with a reservation of rights regarding certain coverage issues between and among the Company and its insurers. The Company has accrued a net expense of $60,000 for consummation of the settlement, including legal fees and other anticipated costs.

Subsequent to the agreement in principle, the Company’s insurers in the AIG group initiated an action for declaratory judgment in New York state court advancing various arguments for reducing the amount of their coverage obligations. The Company filed an action in Massachusetts state court seeking to compel the AIG group carriers to honor their obligations under applicable policies, including reimbursement to the Company of litigation defense costs incurred before the agreement in principle was reached. The affected carriers have confirmed that the coverage litigation does not impact their commitment to fund $220,000 of the settlement with plaintiffs.

Certain of the complaints in the Granuflo®/Naturalyte® litigation named combinations of FMC-AG & Co. KGaA, Management AG, Fresenius SE and Fresenius Management SE as defendants, in addition to FMCH and its domestic United States affiliates. The agreement in principle provides for dismissals and releases of claims encompassing the European defendants.

Four institutional plaintiffs have filed complaints against FMCH or its affiliates under state deceptive practices statutes resting on certain background allegations common to the GranuFlo®/NaturaLyte® personal injury litigation, but seeking as remedy the repayment of sums paid to FMCH attributable to the Granuflo®/Naturalyte® products. These cases implicate different legal standards, theories of liability and forms of potential recovery from those in the personal injury litigation and their claims will not be extinguished by the personal injury litigation settlement described above. The four plaintiffs are the Attorneys General for the States of Kentucky, Louisiana and Mississippi and the commercial insurance company Blue Cross Blue Shield of Louisiana in its private capacity. See, State of Mississippi ex rel. Hood, v. Fresenius Medical Care Holdings, Inc., No. 14-cv-152 (Chancery Court, DeSoto County); State of Louisiana ex re. Caldwell and Louisiana Health Service & Indemnity Company v. Fresenius Medical Care Airline, 2016 Civ. 11035 (U.S.D.C. D. Mass.); Commonwealth of Kentucky ex rel. Beshear v. Fresenius Medical Care Holdings, Inc. et al., No. 16-CI-00946 (Circuit Court, Franklin County).

Other Litigation and Potential Exposures

On February 15, 2011, a whistleblower (relator) action under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. See, United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The United States did not intervene initially in the case. The relator's complaint, which was first filed under seal in February 2009, alleged that the Company sought and received reimbursement from government payors for serum ferritin and multiple forms of hepatitis B laboratory tests that were medically unnecessary or not properly ordered by a physician. Discovery on the relator's complaint closed in May 2015. On October 2, 2015, the United States Attorney moved to intervene on the relator's complaint with respect only to certain Hepatitis B surface antigen tests performed prior to 2011, when Medicare reimbursement rules for such tests changed. FMCH opposed the government’s motion to intervene, which remains undecided.

On October 6, 2015, the Office of Inspector General of the United States Department of Health and Human Services ("OIG") issued a subpoena to the Company seeking information about utilization and invoicing by Fresenius Vascular Care facilities as a whole for a period beginning after the Company’s acquisition of American Access Care LLC in October 2011 (“AAC”). The Company is cooperating in the government's inquiry, which is being managed by the United States Attorney for the Eastern District of New York. Allegations against AAC arising in districts in Connecticut, Florida and Rhode Island relating to utilization and invoicing were settled in 2015.

The Company has received communications alleging conduct in countries outside the U.S. that may violate the U.S. Foreign Corrupt Practices Act ("FCPA") or other anti-bribery laws. The Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting investigations with the assistance of independent counsel. The Company voluntarily advised the U.S. Securities and Exchange Commission ("SEC") and the U.S. Department of Justice ("DOJ"). The Company's investigations and dialogue with the SEC and DOJ are ongoing. The Company is cooperating with the government investigations.

Conduct has been identified that may result in monetary penalties or other sanctions under the FCPA or other anti-bribery laws. In addition, the Company's ability to conduct business in certain jurisdictions could be negatively impacted. The Company has previously recorded a non-material accrual for an identified matter. Given the current status of the investigations and remediation activities, the Company cannot reasonably estimate the range of possible loss that may result from identified matters or from the final outcome of the investigations or remediation activities.

The Company is implementing enhancements to its anti-corruption compliance program, including internal controls related to compliance with international anti-bribery laws. The Company continues to be fully committed to FCPA and other anti-bribery law compliance.

In August 2014, FMCH received a subpoena from the United States Attorney for the District of Maryland inquiring into FMCH's contractual arrangements with hospitals and physicians, including contracts relating to the management of in-patient acute dialysis services. FMCH is cooperating in the investigation.

In July 2015, the Attorney General for Hawaii issued a civil complaint under the Hawaii False Claims Act alleging a conspiracy pursuant to which certain Liberty subsidiaries of FMCH overbilled Hawaii Medicaid for Liberty's Epogen® administrations to Hawaii Medicaid patients during the period from 2006 through 2010, prior to the time of FMCH's acquisition of Liberty. See, Hawaii v. Liberty Dialysis – Hawaii, LLC et al., Case No. 15-1-1357-07 (Hawaii 1st Circuit). The State alleges that Liberty acted unlawfully by relying on incorrect and unauthorized billing guidance provided to Liberty by Xerox State Healthcare LLC, which acted as Hawaii's contracted administrator for its Medicaid program reimbursement operations during the relevant period. The amount of the overpayment claimed by the State is approximately $8,000, but the State seeks civil remedies, interest, fines, and penalties against Liberty and FMCH under the Hawaii False Claims Act substantially in excess of the overpayment. FMCH filed third-party claims for contribution and indemnification against Xerox. The State’s False Claims Act complaint was filed after Liberty initiated an administrative action challenging the State’s recoupment of alleged overpayments from sums currently owed to Liberty. The civil litigation and administrative action are proceeding in parallel.

On August 31 and November 25, 2015, respectively, FMCH received subpoenas from the United States Attorneys for the District of Colorado and the Eastern District of New York inquiring into FMCH's participation in and management of dialysis facility joint ventures in which physicians are partners. FMCH is cooperating in the investigations.

On June 30, 2016, FMCH received a subpoena from the United States Attorney for the Northern District of Texas (Dallas) seeking information about the use and management of pharmaceuticals including Velphoro® as well as FMCH’s interactions with DaVita Healthcare Partners, Inc. The Company understands that the subpoena relates to an investigation previously disclosed by DaVita and that the investigation encompasses DaVita, Amgen, and Sanofi. FMCH is cooperating in the investigation.

On November 18, 2016, FMCH received a subpoena from the United States Attorney for the Eastern District of New York seeking documents and information relating to the operations of Shiel Medical Laboratory, Inc., which FMCH acquired in October 2013. In the course of cooperating in the investigation and preparing to respond to the subpoena, FMCH has identified falsifications and misrepresentations in documents submitted by a Shiel salesperson that relate to the integrity of certain invoices submitted by Shiel for laboratory testing for patients in long term care facilities. On February 21, 2017, Fresenius Medical Care North America (“FMCNA”) initiated termination of the employee and notification to the United States Attorney of the termination and its circumstances. The Company cannot at this time determine the scope of the conduct implicated in the employee's termination, or whether related liability for overpayments or penalties under the False Claims Act might be material.

On January 3, 2017, the Company received a subpoena from the United States Attorney for the District of Massachusetts inquiring into the Company’s interactions and relationships with the American Kidney Fund, including the Company’s charitable contributions to the Fund and the Fund’s financial assistance to patients for insurance premiums. FMCH is cooperating in the investigation.

On December 14, 2016, CMS published an Interim Final Rule (“IFR”) titled “Medicare Program; Conditions for Coverage for End-Stage Renal Disease Facilities-Third Party Payment” that would amend the Conditions for Coverage for dialysis providers, like FMCNA. The IFR would have effectively enabled insurers to reject premium payments made by patients who received grants for individual market coverage from the AKF and therefore, could have resulted in those patients losing their individual market coverage. The loss of individual market coverage for these patients would have had a material and adverse impact on the operating results of the Company.

On January 25, 2017, a federal district court in Texas, responding to litigation initiated by a patient advocacy group and dialysis providers including FMCNA, preliminarily enjoined CMS from implementing the IFR. Dialysis Patient Citizens v. Burwell (E.D. Texas, Sherman Div.). The preliminary injunction is based on CMS' failure to follow appropriate notice-and-comment procedures in adopting the IFR. The preliminary injunction will remain in place in the absence of a contrary ruling by the district or appellate courts.

At this time, the extent to which CMS will continue to contest the preliminary injunction is unclear. It is also unclear whether CMS will elect to pursue, through notice and comment, another rule related to this topic. The operation of charitable assistance programs is also receiving increased attention by state regulators, including State Departments of Insurance. The result may be a regulatory framework that differs from state to state. Even in the absence of the IFR or similar administrative actions, insurers are expected to continue to take steps to thwart the premium assistance provided to our patients for individual market plans as well as other insurance coverages.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, insurance plans and suppliers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories, dialysis clinics and other health care facilities, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the U.S. Food and Drug Administration (“FDA”) and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company's products and/or criminal prosecution. FMCH is currently engaged in remediation efforts with respect to one pending FDA warning letter. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, the federal Civil Monetary Penalties Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities and handles personal health information of its patients and beneficiaries throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act, Health Insurance Portability and Accountability Act, the Health Information Technology for Economic and Clinical Health Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company is also subject to ongoing and future tax audits in the U.S., Germany and other jurisdictions. With respect to other potential adjustments and disallowances of tax matters currently under review, the Company does not anticipate that an unfavorable ruling could have a material impact on its results of operations. The Company is not currently able to determine the timing of these potential additional tax payments.

Other than those individual contingent liabilities mentioned above, the current estimated amount of the Company's other known individual contingent liabilities is immaterial.